                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08777
            --------------------------------------------------------

                       CREDIT SUISSE HIGH YIELD BOND FUND
           -----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
         --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                       Credit Suisse High Yield Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

CREDIT SUISSE
HIGH YIELD BOND FUND


SEMIANNUAL REPORT
APRIL 30, 2004
(UNAUDITED)

Dear Shareholder:                                                   May 21, 2004

We are writing to report on the activities of Credit Suisse High Yield Bond Fund (NYSE: DHY) ("the Fund") for the fiscal half-year ended April 30, 2004 and to discuss our investment strategy.

On April 30, 2004, the Fund's net asset value ("NAV") was $4.43, compared to an NAV of $4.34 at October 31, 2003. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.295 per share) for the period was 9.02%.

On April 30, 2004, $340.6 million was invested in high yield debt securities; $0.7 million in investment-grade debt securities; and $2.6 million in equity securities. Of the debt securities, the largest concentration (61.9%) was invested in issues rated B through BBB.

THE MARKET: STILL STRONG, BUT COOLING OFF A BIT

The strength that characterized the broad high yield market (to which we refer generically as "high yield") in 2003 persisted into January 2004, and then cooled off a bit through the end of the Fund's fiscal half-year in April. As measured by the Citigroup High-Yield Market Index (CHYMI)*, high yield gained 5.51% and continued to significantly outperform leading gauges of investment-grade fixed income.

The underlying economic environment remained supportive. As measured by a number of statistical indicators, the economy kept growing at a healthy pace. Since rising economic activity tends to bode well for companies' ability to generate the revenues and cash flow needed to service their debt, investors thus appeared to stay confident about the creditworthiness of high yield issuers.

Monetary policy had mixed implications for high yield. Nominal short-term interest rates were unchanged at the historically low level of 1.00%, and the Federal Reserve seemed comfortable during most of the half-year with keeping them there. While this was widely interpreted at the time by fixed income buyers as a desirable sign of stability, it also signalled that the Fed thought the economy was unlikely to experience rapid growth in the near term, which was less bullish for high yield.

The supply/demand picture was also mixed. The level of new issuance remained vigorous well into 2004, but cash flows for high yield mutual funds turned negative in February and kept going downward in March and April.

It's worth mentioning that high yield declined only modestly in April, a month in which prices of most other financial assets fell sharply in response to new data that led most investors to the conclusion that the Fed would have to raise interest rates and do so sooner than previously anticipated. As we see it, investors chose to construe the potential for higher rates as an indication that the US economy would remain strong, which augured well for high yield issuers' ability to service their debt. Additional positives for high yield in April included the generally upbeat tone of quarterly corporate earnings announcements, and an ongoing decline in high yield default rates.

PERFORMANCE: EFFECTIVE SECTOR ALLOCATIONS AND SECURITY SELECTION

The Fund performed significantly better than the broad high yield market (I.E., as represented by CHYMI) in the fiscal half-year. Given the market's positive directional movement, the portfolio's leveraged nature served to enhance the degree of our successes.

While we fared well in a variety of industry sectors, our positioning was especially effective in four. In each case, we enjoyed the benefits of either an above-market allocation as the sector's return outpaced CHYMI; effective security selection; or both.

- Cable television: cable is one of our longstanding above-market allocations, based not only on its growth potential, but also its attractive and stable cash flows. We owned securities of two of the biggest high yield cable issuers, each of which generated strong returns.

- Chemicals: we have gradually raised chemicals to an above-market weighting over the last few months in anticipation that profitability would go up inline with the economic cycle. Our thinking began to pay off during the period, as company earnings rose and commodity prices (which can directly affect chemical companies' pricing flexibility) surged.

- Health care facilities/supplies: we benefited from what we owned (I.E., debt of companies across the health care spectrum that performed well) and did not own (I.E., securities of one of the sector's biggest companies, which suffered from accounting improprieties and governance problems).

- Capital goods: one of our holdings was in the debt of an industrial conglomerate. The company completed a bond exchange offer that was well-received by investors.

Relative results were least favorable in utilities, satellite communications and energy trading companies. In utilities, we felt that industry fundamentals were not sufficiently encouraging and valuations were unsustainably high, and preferred instead to maintain below-market exposure and choose our holdings very selectively. Utilities outperformed CHYMI during the half-year. One of our biggest satellite positions was in a company whose bond prices fluctuated greatly on takeover speculation in the wake of the acquisition of one of the industry's biggest players, and ultimately fell. In energy trading, we avoided the sector's two biggest companies based on our ongoing skepticism about their fundamentals, but their bonds attracted speculative buying and ended up outperforming CHYMI.

OUTLOOK: STILL POSITIVE

Our outlook for the high yield market is still generally positive. Economic activity should stay solid, in our view. This, in turn, should provide a firm underpinning for corporate profitability and creditworthiness, which are two of the most important big-picture criteria used by high yield investors.

Valuations look reasonable to us. While we don't expect yield spreads to tighten much from current levels, we don't see them widening significantly, either. We continue to anticipate that the high yield market will resemble the 1992-96 period, which was characterized by relatively stable yield spreads and the outperformance of single-B issues (which account for the biggest portion of the Fund's holdings).

We are keeping the portfolio's overall duration (I.E., a measure of its sensitivity to interest rates) lower than that of broad market indices. Given the possibility that nominal or market-based interest rates could rise, our analysis concludes that a comparatively low duration stance is appropriate.

Relative to indices like CHYMI, we are overweighting the gaming, cable TV, energy, consumer products and food/beverage/bottling industry sectors. We are underweighting diversified telecom providers, energy traders, airlines and financial names.

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
President and Chief Investment Officer**

/s/ Joseph D. Gallagher

Joseph D. Gallagher
Chief Executive Officer***

HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

FROM CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"):

We wish to remind shareholders whose shares are registered in their own name that they automatically participate in the Fund's dividend reinvestment program known as the Investlink(SM) Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program. The Program is described on pages 23 through 25 of this report.


* The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. It does not reflect the impact of taxes. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective April 7, 2003. Investors cannot invest directly in an index.

** Richard J. Lindquist, who is a Managing Director of CSAM, is primarily responsible for management of the Fund's assets. He has served in such capacity since December 8, 2000. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist is also President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc. (NYSE: CIK).

*** Joseph D. Gallagher, Managing Director, is CSAM's Global Head of Marketing.
    Prior to assuming his current role in 2004, he was Chief Executive Officer of CSAM Americas and the firm's Global Chief Operating Officer. He also previously served as CSAM's Global Chief Financial Officer and Chief Executive Officer, Europe. Mr. Gallagher has served as the Fund's Chief Executive Officer since March 1, 2003. He joined Credit Suisse Group in 1985 as an investment banker with Credit Suisse First Boston, where he worked for 14 years in New York, Singapore and Hong Kong in mergers and acquisitions and financial services. He is also Director and/or Chairman of other investment companies advised by CSAM.

CREDIT SUISSE HIGH YIELD BOND FUND (UNAUDITED)

   TOP TEN HOLDINGS
   (AS A % OF NET ASSETS AS OF 4/30/2004)

SECURITY DESCRIPTION

 1. Huntsman International Holdings LLC        2.00%
      0.000% 12/31/09
 2. AMC Entertainment, Inc.                    1.89%
      8.000% 03/01/14
 3. Luigino's Inc.                             1.60%
      10.000% 02/01/06
 4. Pegasus Communications Corp.               1.52%
      9.625% 10/15/05
 5. Paxson Communications Corp.                1.47%
      0.000% 01/15/06
 6. Allied Waste North America, Inc.           1.40%
      7.375% 04/15/14
 7. Adelphia Communications Corp.              1.39%
      10.875% 10/01/10
 8. Triton PCS, Inc.                           1.32%
      8.500% 06/01/13
 9. Charter Communications Holdings LLC        1.29%
      9.920% 04/01/11
10. Chukchansi Economic
      Development Authority                    1.21%
      14.500% 06/15/09

   CREDIT QUALITY BREAKDOWN
   (AS A % OF TOTAL INVESTMENTS AS OF 4/30/2004)

    BBB/Baa                                     0.2%
    BB/Ba                                       9.0
    B/B                                        52.7
    CCC/Caa                                    23.7
    CC/Ca                                       4.0
    D                                           0.7
    NR                                          8.9
                                              -----
      Subtotal                                 99.2
    Equities and Other                          0.8
                                              -----
      Total                                   100.0%
                                              =====

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
U.S. CORPORATE BONDS--135.3%
AEROSPACE--0.9%
  BE Aerospace, Inc., Series B,
    Senior Subordinated Notes
    (Callable 03/01/05 @ $100.00)
    8.000%, 03/01/08 !                                    $    1,000,000   $      960,000
  Condor Systems, Inc., Series B,
    Company Guaranteed Notes
    (Callable 05/01/04 @ $105.94)
    11.875%, 05/01/09 ~                                        1,997,000          139,790
  Sequa Corp., Series B, Senior Notes
    8.875%, 04/01/08                                             850,000          930,750
                                                                           --------------
                                                                                2,030,540
                                                                           --------------
AIRLINES--0.4%
  American Airlines, Inc.,
    Series 01-2, Pass Thru Certificates
    7.800%, 10/01/06                                           1,000,000          950,018
                                                                           --------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--3.5%
  Collins & Aikman Products Corp.,
    Company Guaranteed Notes
    (Callable 06/16/04 @ $100.00)
    11.500%, 04/15/06 !                                        1,500,000        1,492,500
  Collins & Aikman Products Corp.,
    Global Company Guaranteed Notes
    (Callable 12/31/06 @ $105.38)
    10.750%, 12/31/11                                          1,250,000        1,300,000
  J. L. French Automotive Castings, Inc.,
    Series B, Company Guaranteed Notes
    (Callable 06/01/04 @ $105.75)
    11.500%, 06/01/09 !                                        3,247,000        2,272,900
  Key Plastics Holdings, Inc., Series B,
    Company Guaranteed Notes
    (Callable 03/15/05 @ $100.00)
    10.250%, 03/15/07 ~                                          250,000            1,875
  Metaldyne Corp.,
    Global Company Guaranteed Notes
    (Callable 06/15/07 @ $105.50)
    11.000%, 06/15/12 !                                        1,200,000        1,026,000
  Motor Coach Industries International, Inc.,
    Company Guaranteed Notes
    (Callable 05/01/04 @ $105.62)
    11.250%, 05/01/09                                            150,000           68,437
  Roller Bearing Company of America, Inc.,
    Series B, Company Guaranteed Notes
    (Callable 06/15/04 @ $101.60)
    9.625%, 06/15/07                                           1,150,000        1,127,000
  Tenneco Automative Inc,
    Rule 144A, Secured Notes
    (Callable 7/15/08 @ $105.12)
    10.250%, 07/15/13 ++                                         300,000          347,250
  Tenneco Automotive, Inc., Series B,
    Global Secured Notes
    (Callable 07/15/08 @ $105.12)
    10.250%, 07/15/13                                            500,000          578,750
  Venture Holdings Company LLC,
    Company Guaranteed Notes
    (Callable 06/01/04 @ $103.67)
    11.000%, 06/01/07 ~                                        1,250,000           59,375
                                                                           --------------
                                                                                8,274,087
                                                                           --------------
BROADBAND--2.4%
  Atlantic Broadband Finance LLC,
    Rule 144A, Senior Subordinated Notes
    (Callable 1/15/09 @ $104.69)
    9.375%, 01/15/14 ++                                   $    1,600,000   $    1,560,000
  Emmis Operating Company, Rule 144A,
    Senior Subordinated Notes
    (Callable 5/15/08 @ $103.44)
    6.875%, 05/15/12 ++                                          500,000          500,000
  Ipcs Escrow Co.,
    Rule 144A, Senior Notes
    (Callable 5/1/08 @ $105.75)
    11.500%, 05/01/12 ++                                         850,000          867,000
  Level 3 Communications, Inc.,
    Senior Discount Notes
    (Callable 12/1/05 @ $101.75)
    10.500%, 12/01/08 +                                        1,175,000          834,250
  Level 3 Communications, Inc.,
    Senior Notes
    (Callable 05/01/04 @ $103.04)
    9.125%, 05/01/08                                             350,000          252,000
  Level 3 Financing, Inc.,
    Rule 144A, Senior Notes
    (Callable 10/15/07 @ $105.38)
    10.750%, 10/15/11 ++                                         750,000          667,500
  Qwest Communications
    International, Inc.,
    Rule 144A, Senior Notes
    (Callable 2/15/09 @ $103.75)
    7.500%, 02/15/14 ++ !                                      1,000,000          922,500
                                                                           --------------
                                                                                5,603,250
                                                                           --------------
BROADCAST/OUTDOOR--2.0%
  Interep National Radio Sales, Inc.,
    Series B, Company Guaranteed Notes
    (Callable 07/01/04 @ $103.33)
    10.000%, 07/01/08                                            800,000          722,000
  Paxson Communications Corp.,
    Global Company Guaranteed Notes
    (Callable 01/15/06 @ $106.12)
    0.000%, 01/15/06 +                                         4,000,000        3,490,000
  Young Broadcasting, Inc.,
    Global Company Guaranteed Notes
    (Callable 03/01/06 @ $105.00)
    10.000%, 03/01/11 !                                          490,000          519,400
                                                                           --------------
                                                                                4,731,400
                                                                           --------------
BUILDING PRODUCTS--3.6%
  Associated Materials, Inc., Rule 144A,
    Senior Discount Notes
    (Callable 3/1/09 @ $105.63)
    0.000%, 03/01/14 ++ +                                      1,000,000          655,000
  Atrium Companies, Inc., Series B,
    Company Guaranteed Notes
    (Callable 05/01/04 @ $105.25)
    10.500%, 05/01/09                                          1,000,000        1,056,250
  Building Materials Corp.,
    Series B, Senior Notes
    8.000%, 10/15/07                                             500,000          501,250
  Building Materials Corp.,
    Series B, Senior Notes
    (Callable 12/15/04 @ $100.00)
    8.625%, 12/15/06 !                                         1,500,000        1,522,500

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
BUILDING PRODUCTS
  Dayton Superior Corp.,
    Company Guaranteed Notes
    (Callable 06/15/07 @ $102.17)
    13.000%, 06/15/09 !                                   $      600,000   $      441,000
  Dayton Superior Corp.,
    Global Secured Notes
    (Callable 6/15/06 @ $105.62)
    10.750%, 09/15/08                                            500,000          502,500
  Interface, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 02/01/09 @ $104.75)
    9.500%, 02/01/14 ++ !                                      1,250,000        1,262,500
  Nortek Holdings, Inc.,
    Rule 144A, Senior Notes
    (Callable 11/15/07 @ $105.00)
    0.000%, 05/15/11 ++ + !                                    1,000,000          752,500
  Ply Gem Industries, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 2/15/08 @ $104.50)
    9.000%, 02/15/12 ++                                        1,000,000        1,030,000
  Texas Industries, Inc.,
    Global Senior Notes
    (Callable 06/15/07 @ $105.12)
    10.250%, 06/15/11                                            750,000          855,000
                                                                           --------------
                                                                                8,578,500
                                                                           --------------
CABLE--8.8%
  Adelphia Communications Corp.,
    Rule 144A, Secured Notes
    (Callable 02/15/08 @ $105.38)
    10.875%, 10/01/10 ++ ~                                     3,000,000        3,285,000
  Cablevision Systems Corp.,
    Rule 144A, Senior Notes
    8.000%, 04/15/12 ++ !                                      1,250,000        1,259,375
  CCO Holdings LLC,
    Rule 144A, Senior Notes
    (Callable 11/15/08 @ $104.38)
    8.750%, 11/15/13 ++                                        2,100,000        2,079,000
  Century Communications Corp.,
    Senior Discount Notes
    0.000%, 12/31/49 ~                                         1,000,000        1,000,000
  Charter Communications Holdings LLC,
    Senior Discount Notes
    (Callable 04/01/05 @ $102.88)
    9.920%, 04/01/11 + !                                       3,650,000        3,066,000
  Charter Communications Holdings LLC,
    Senior Notes
    (Callable 04/01/05 @ $102.88)
    8.625%, 04/01/09                                           3,100,000        2,588,500
  CSC Holdings, Inc., Senior Notes
    7.250%, 07/15/08                                              85,000           89,038
  CSC Holdings, Inc., Senior
    Subordinated Debentures
    (Callable 02/15/05 @ $102.40)
    9.875%, 02/15/13                                           1,000,000        1,041,250
  CSC Holdings, Inc.,
    Series B, Senior Notes
    7.625%, 04/01/11 !                                         1,500,000        1,567,500
  DIVA Systems Corp., Series B,
    Senior Discount Notes
    (Callable 03/01/05 @ $102.10)
    12.625%, 03/01/08 ~                                        1,750,000              175
  Insight Communications Company, Inc.,
    Senior Discount Notes
    (Callable 02/15/06 @ $106.12)
    0.000%, 02/15/11 + !                                  $    2,000,000   $    1,730,000
  Insight Midwest/Insight Capital,
    Rule 144A, Senior Notes
    (Callable 11/01/05 @ $105.25)
    10.500%, 11/01/10 ++                                         500,000          547,500
  Insight Midwest/Insight Capital,
    Senior Notes
    (Callable 10/01/04 @ $104.88)
    9.750%, 10/01/09 !                                           200,000          212,000
  Mediacom LLC Capital Corp.,
    Senior Notes
    (Callable 01/15/06 @ $104.75)
    9.500%, 01/15/13 !                                         2,000,000        2,000,000
  UPC Polska LLC,
    Rule 144A, Senior Notes
    9.000%, 03/31/07 ++ +                                        522,026          496,577
                                                                           --------------
                                                                               20,961,915
                                                                           --------------
CAPITAL GOODS--0.7%
  Case New Holland Inc,
    Rule 144A, Senior Notes
    9.250%, 08/01/11 ++                                          750,000          840,000
  Case New Holland, Inc.,
    Rule 144A, Senior Notes
    9.250%, 08/01/11 ++                                          100,000          112,000
  Terex Corp., Rule 144A,
    Company Guaranteed Notes
    (Callable 01/15/09 @ $103.69)
    7.375%, 01/15/14 ++                                          650,000          680,875
                                                                           --------------
                                                                                1,632,875
                                                                           --------------
CHEMICALS--7.7%
  Applied Extrusion Technologies, Inc.,
    Series B, Company Guaranteed Notes
    (Callable 07/01/06 @ $105.38)
    10.750%, 07/01/11 !                                        1,650,000        1,278,750
  Equistar Chemicals LP/Equistar
    Funding Corp., Global Company
    Guaranteed Notes
    10.125%, 09/01/08                                          1,000,000        1,112,500
  Ferro Corp., Senior Notes
    9.125%, 01/01/09                                             550,000          639,786
  HMP Equity Holdings Corp.,
    (Callable 11/15/04 @ $64.79)
    0.000%, 05/15/08                                             250,000          197,500
  Huntsman International Holdings LLC,
    Senior Discount Notes
    (Callable 07/01/04 @ $106.69)
    0.000%, 12/31/09 !                                         9,345,000        4,742,588
  Huntsman LLC, Global Company
    Guaranteed Notes
    (Callable 10/15/07 @ $105.81)
    11.625%, 10/15/10 !                                          350,000          386,750
  IMC Global, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 06/01/06 @ $105.63)
    11.250%, 06/01/11                                          1,450,000        1,689,250
  Lyondell Chemical Co.,
    Global Company Guaranteed Notes
    (Callable 06/01/08 @ $105.25)
    10.500%, 06/01/13 !                                        1,000,000        1,100,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
  CHEMICALS
  Lyondell Chemical Co.,
    Global Company Guaranteed Notes
    (Callable 12/15/05 @ $104.75)
    9.500%, 12/15/08                                      $    1,400,000   $    1,470,000
  Millennium America, Inc.,
    Global Company Guaranteed Notes
    9.250%, 06/15/08 !                                           800,000          876,000
  Nalco Co., Rule 144A,
    Senior Subordinated Notes
    (Callable 11/15/08 @ $104.44)
    8.875%, 11/15/13 ++ !                                      1,000,000        1,060,000
  PolyOne Corp., Global Company
    Guaranteed Notes
    (Callable 05/15/07 @ $105.31)
    10.625%, 05/15/10 !                                          750,000          787,500
  Radnor Holdings Corp.,
    Global Senior Notes
    (Callable 03/15/07 @ $105.50)
    11.000%, 03/15/10 !                                        1,000,000          875,000
  Resolution Performance Products LLC,
    Global Senior Subordinated Notes
    (Callable 11/15/05 @ $106.75)
    13.500%, 11/15/10 !                                        1,000,000          835,000
  Terra Capital, Inc., Global Secured Notes
    (Callable 06/01/07 @ $105.75)
    11.500%, 06/01/10                                          1,000,000        1,095,000
                                                                           --------------
                                                                               18,145,624
                                                                           --------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)--1.9%
  FairPoint Communications, Inc.,
    Series B, Senior Subordinated Notes
    (Callable 05/01/04 @ $103.17)
    9.500%, 05/01/08 !                                           900,000          895,500
  Qwest Corp., Notes
    5.625%, 11/15/08                                             900,000          877,500
  RCN Corp., Senior Discount Notes
    (Callable 10/15/04 @ $101.85)
    11.125%, 10/15/07 # ~                                      4,462,000        2,253,310
  RCN Corp., Senior Notes
    (Callable 10/15/04 @ $101.67)
    10.000%, 10/15/07 ! ~                                      1,000,000          502,500
                                                                           --------------
                                                                                4,528,810
                                                                           --------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING--0.8%
  Amtrol, Inc., Senior Subordinated Notes
    10.625%, 12/31/06 !                                          450,000          353,250
  JII Holdings LLC,
    Rule 144A, Secured Notes
    (Callable 1/1/05 @ $106.50)
    13.000%, 04/01/07 ++                                       1,802,500        1,631,263
                                                                           --------------
                                                                                1,984,513
                                                                           --------------
CONSUMER PRODUCTS/TOBACCO--5.8%
  American Greetings Corp.,
    Global Senior Subordinated Notes
    (Callable 07/15/05 @ $105.88)
    11.750%, 07/15/08 !                                        1,000,000        1,175,000
  Amscan Holdings, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 5/1/09 @ $104.38)
    8.750%, 05/01/14 ++                                        1,050,000        1,071,000
  Diamond Brands Operating Corp.,
    Company Guaranteed Notes
    (Callable 04/15/05 @ $101.69)
    10.125%, 04/15/08 ~                                        3,097,000              310
  General Binding Corp.,
    Company Guaranteed Notes
    (Callable 06/01/04 @ $103.13)
    9.375%, 06/01/08                                      $      400,000   $      408,500
  Johnsondiversey Holdings, Inc.,
    Global Discount Notes
    (Callable 5/15/07 @ $105.34)
    0.000%, 05/15/13 + !                                       1,500,000        1,147,500
  PCA LLC/PCA Finance Corp.,
    Global Senior Notes
    11.875%, 08/01/09                                          1,000,000        1,125,000
  Playtex Products, Inc.,
    Global Company Guaranteed Notes
    (Callable 06/01/06 @ $104.69)
    9.375%, 06/01/11 !                                         1,300,000        1,293,500
  Rayovac Corp., Global Senior
    Subordinated Notes
    (Callable 10/01/08 @ $104.25)
    8.500%, 10/01/13                                             500,000          537,500
  Remington Arms Company, Inc.,
    Global Company Guaranteed Notes
    (Callable 02/01/07 @ $105.25)
    10.500%, 02/01/11                                            750,000          750,000
  Revlon Consumer Products Corp.,
    Global Company Guaranteed Notes
    12.000%, 12/01/05 !                                        2,150,000        2,429,500
  Samsonite Corp.,
    Senior Subordinated Notes
    (Callable 06/15/04 @ $103.58)
    10.750%, 06/15/08 !                                        1,138,000        1,189,210
  Sealy Mattress Company, Rule 144A,
    Senior Subordinated Notes
    (Callable 6/15/09 @ $104.13)
    8.250%, 06/15/14 ++ !                                      1,250,000        1,225,000
  Styling Technology Corp.,
    Company Guaranteed Notes
    (Callable 07/01/04 @ $103.63)
    10.875%, 07/01/08 ~                                        1,500,000                0
  United Industries Corp., Series D,
    Global Company Guaranteed Notes
    (Callable 04/01/05 @ $103.29)
    9.875%, 04/01/09                                             425,000          448,111
  Werner Holding Co., Inc., Series A,
    Company Guaranteed Notes
    (Callable 11/15/04 @ $101.67)
    10.000%, 11/15/07 !                                        1,350,000        1,053,000
                                                                           --------------
                                                                               13,853,131
                                                                           --------------
CONTAINERS--2.8%
  Berry Plastics Corp.,
    Global Company Guaranteed Notes
    (Callable 07/15/07 @ $105.38)
    10.750%, 07/15/12                                          1,100,000        1,248,500
  Constar International, Inc.,
    Senior Subordinated Notes
    (Callable 12/01/07 @ $105.50)
    11.000%, 12/01/12 !                                        1,200,000        1,134,000
  Owens-Brockway Glass Containers,
    Global Company Guaranteed Notes
    (Callable 02/15/06 @ $104.44)
    8.875%, 02/15/09                                           1,000,000        1,091,250
  Owens-Brockway Glass Containers,
    Global Company Guaranteed Notes
    (Callable 05/15/08 @ $104.12)
    8.250%, 05/15/13 !                                           750,000          778,125

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
CONTAINERS
  Pliant Corp., Company Guaranteed Notes
    (Callable 06/01/05 @ $106.50)
    13.000%, 06/01/10 !                                   $      500,000   $      455,000
  Pliant Corp., Rule 144A, Secured Notes
    (Callable 6/15/07 @ $105.56)
    0.000%, 06/15/09 ++ +                                        500,000          420,000
  Tekni-Plex, Inc., Series B,
    Company Guaranteed Notes
    (Callable 06/15/05 @ $106.38)
    12.750%, 06/15/10 !                                          500,000          507,500
  U.S. Can Corporation,
    Global Company Guaranteed Notes
    (Callable 7/15/07 @ $105.44)
    10.875%, 07/15/10                                          1,000,000        1,055,000
                                                                           --------------
                                                                                6,689,375
                                                                           --------------
CONTAINERS & PACKAGING--0.4%
  Prestige Brands, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 4/15/08 @ $104.63)
    9.250%, 04/15/12 ++ !                                        900,000          875,250
                                                                           --------------
DIVERSIFIED TELECOMUNICATIONS--1.2%
  Avaya, Inc., Secured Notes
    (Callable 04/01/06 @ $105.56)
    11.125%, 04/01/09                                            325,000          385,125
  Gray Television, Inc., Global
    Company Guaranteed Notes
    (Callable 12/15/06 @ $104.62)
    9.250%, 12/15/11 !                                         1,000,000        1,125,000
  Primus Telecommunications Group, Inc.,
    Rule 144A, Senior Notes
    (Callable 01/15/09 @ $104.00)
    8.000%, 01/15/14 ++                                        1,500,000        1,387,500
                                                                           --------------
                                                                                2,897,625
                                                                           --------------
ELECTRIC--0.6%
  Amkor Technology, Inc.,
    Global Senior Notes
    (Callable 05/15/08 @ $103.88)
    7.750%, 05/15/13 !                                         1,400,000        1,386,000
                                                                           --------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY--0.6%
  Ampex Corp., Secured Notes
    12.000%, 08/15/08                                          1,885,971          282,896
  Sanmina-SCI Corp., Global
    Company Guaranteed Notes
    (Callable 01/15/07 @ $105.19)
    10.375%, 01/15/10                                          1,000,000        1,175,000
                                                                           --------------
                                                                                1,457,896
                                                                           --------------
ENERGY - OTHER--3.0%
  Allegheny Energy Supply
    Company LLC, Global Notes
    7.800%, 03/15/11 !                                         1,000,000          985,000
  Amerigas Partners LP Eagle
    Finance Corp., Series B,
    Global Senior Notes
    (Callable 05/20/06 @ $104.44)
    8.875%, 05/20/11                                           1,060,000        1,168,650
  Dynegy Holdings, Inc.,
    Rule 144A, Secured Notes
    (Callable 07/15/08 @ $105.06)
    10.125%, 07/15/13 ++ !                                     1,800,000        1,980,000
  Giant Industries, Inc., Global
    Company Guaranteed Notes
    (Callable 05/15/07 @ $105.50)
    11.000%, 05/15/12 !                                   $      850,000   $      956,250
  Reliant Resources, Inc.,
    Global Secured Notes
    (Callable 07/15/08 @ $104.75)
    9.500%, 07/15/13 !                                         1,050,000        1,144,500
  Trico Marine Services, Inc.,
    Global Company Guaranteed Notes
    (Callable 05/15/07 @ $104.44)
    8.875%, 05/15/12 !                                           500,000          232,500
  Williams Companies, Inc., Notes
    6.500%, 12/01/08                                             500,000          522,500
                                                                           --------------
                                                                                6,989,400
                                                                           --------------
ENTERTAINMENT--0.4%
  Six Flags, Inc., Global Senior Notes
    (Callable 02/01/06 @ $104.44)
    8.875%, 02/01/10 !                                           950,000          971,375
                                                                           --------------
ENVIRONMENTAL SERVICES--1.4%
  Allied Waste North America, Inc.,
    Rule 144A, Senior Notes
    (Callable 04/15/09 @ 103.69)
    7.375%, 04/15/14 ++                                        3,325,000        3,316,688
                                                                           --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING--4.8%
  Aurora Foods, Inc., Series B,
    Senior Subordinated Notes
    (Callable 07/01/04 @ $104.92)
    8.750%, 07/01/08 ~                                         1,500,000        1,282,500
  B&G Foods, Inc., Series D,
    Global Company Guaranteed Notes
    (Callable 08/01/04 @ $101.60)
    9.625%, 08/01/07                                             900,000          933,372
  Birds Eye Foods, Inc.,
    Company Guaranteed Notes
    (Callable 11/01/04 @ $103.96)
    11.875%, 11/01/08                                            250,000          266,250
  Burns Philp Capital Pty, Ltd.,
    Global Company Guaranteed Notes
    (Callable 07/15/07 @ $104.88)
    9.750%, 07/15/12                                           1,000,000        1,060,000
  Land O' Lakes, Inc., Global Senior Notes
    (Callable 11/15/06 @ $104.38)
    8.750%, 11/15/11 !                                         1,150,000        1,104,000
  Le-Natures, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 06/15/08 @ $104.50)
    10.000%, 06/15/13 ++ #                                       600,000          631,500
  Luigino's, Inc.,
    Senior Subordinated Notes
    (Callable 02/01/05 @ $100.00)
    10.000%, 02/01/06                                          3,700,000        3,792,500
  National Beef Packing Company,
    Rule 144A, Senior Notes
    (Callable 8/1/07 @ $105.25)
    10.500%, 08/01/11 ++                                         250,000          270,000
  National Beef Packing Company LLC,
    Global Senior Notes
    (Callable 8/1/07 @ $105.25)
    10.500%, 08/01/11                                            500,000          535,000
  Roundy's, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 06/15/07 @ $104.44)
    8.875%, 06/15/12 !                                           500,000          545,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING
  Swift & Co.,
    Global Senior Subordinated Notes
    (Callable 10/01/06 @ $106.25)
    12.500%, 01/01/10                                     $      850,000   $      905,250
                                                                           --------------
                                                                               11,325,372
                                                                           --------------
FOREST PRODUCTS, PATER--0.6%
  Georgia-Pacific Corp.,
    Global Company Guaranteed Notes
    8.875%, 02/01/10                                           1,200,000        1,392,000
                                                                           --------------
GAMING--10.8%
  Ameristar Casinos, Inc., Global
    Company Guaranteed Notes
    (Callable 02/15/06 @ $105.38)
    10.750%, 02/15/09                                          1,400,000        1,631,000
  Argosy Gaming Co, Rule 144A,
    Senior Subordinated Notes
    (Callable 1/15/09 @ $103.50)
    7.000%, 01/15/14 ++                                        1,500,000        1,543,125
  Aztar Corp., Global Senior
    Subordinated Notes
    (Callable 08/15/06 @ $104.50)
    9.000%, 08/15/11 !                                         1,350,000        1,522,125
  Boyd Gaming Corp., Global
    Company Guaranteed Notes
    (Callable 08/01/05 @ $104.63)
    9.250%, 08/01/09                                           1,200,000        1,342,500
  Chukchansi Economic Development
    Authority, Rule 144A, Senior Notes
    (Callable 10/01/06 @ $113.00)
    14.500%, 06/15/09 ++                                       2,300,000        2,875,000
  Circus Circus & Eldorado,
    Global First Mortgage
    (Callable 03/01/07 @ $105.06)
    10.125%, 03/01/12 !                                        1,250,000        1,275,000
  Hard Rock Hotel, Inc., Global Notes
    (Callable 06/01/08 @ $104.44)
    8.875%, 06/01/13                                           2,200,000        2,332,000
  Inn of The Mountain Gods Resort,
    Rule 144A, Senior Notes
    (Callable 11/15/07 @ $106.00)
    12.000%, 11/15/10 ++                                       1,250,000        1,375,000
  Isle of Capri Casinos, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 3/1/09 @ $103.50)
    7.000%, 03/01/14 ++                                          650,000          640,250
  Majestic Star Casino LLC,
    Company Guaranteed Note
    (Callable 10/15/07 @ $104.75)
    9.500%, 10/15/10                                           2,000,000        2,105,000
  Mohegan Tribal Gaming, Global
    Senior Subordinated Notes
    (Callable 07/01/06 @ $104.19)
    8.375%, 07/01/11 !                                         1,000,000        1,095,000
  MTR Gaming Group, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 04/01/07 @ $104.88)
    9.750%, 04/01/10                                             250,000          266,875
  Oed Corporation / Diamond Jo,
    Rule 144A, Company Guaranteed
    Notes (Callable 4/15/08 @ 104.38)
    8.750%, 04/15/12 ++                                        1,350,000        1,326,375
  Peninsula Gaming LLC, Series B,
    Company Guaranteed Notes
    (Callable 07/01/04 @ $105.33)
    12.250%, 07/01/06                                     $      594,000   $      644,490
  Penn National Gaming, Inc., Series B,
     Global Company Guaranteed Notes
    (Callable 03/01/05 @ $105.56)
    11.125%, 03/01/08                                          1,250,000        1,393,750
  Riviera Holdings Corp.,
    Global Company Guaranteed Notes
    (Callable 06/15/06 @ $105.50)
    11.000%, 06/15/10                                          1,110,000        1,187,700
  Waterford Gaming LLC,
    Rule 144A, Senior Notes
    (Callable 09/15/08 @ $103.55)
    8.625%, 09/15/12 ++                                          377,000          405,275
  Wheeling Island Gaming, Inc.,
    Global Company Guaranteed Notes
    (Callable 12/15/05 @ $105.06)
    10.125%, 12/15/09                                            250,000          271,250
  Windsor Woodmont Black Hawk,
    Series B, First Mortgage Notes
    (Callable 06/16/04 @ $104.33)
    13.000%, 03/15/05 ~                                        2,456,000        1,608,680
  Wynn Las Vegas LLC,
    Second Mortgage Note
    (Callable 11/01/06 @ $112.00)
    12.000%, 11/01/10                                            650,000          780,000
                                                                           --------------
                                                                               25,620,395
                                                                           --------------
GAS PIPELINES--2.2%
  El Paso CGP Co., Notes
    6.375%, 02/01/09                                             500,000          421,250
  El Paso CGP Co., Notes
    7.750%, 06/15/10                                             750,000          652,500
  El Paso Corp., Senior Notes
    7.000%, 05/15/11 !                                         1,000,000          855,000
  El Paso Production Holding Company,
    Global Company Guaranteed Note
    (Callable 6/1/08 @ $103.88)
    7.750%, 06/01/13                                           2,800,000        2,674,000
  Gemstone Investors, Ltd., Rule 144A,
    Company Guaranteed Notes
    7.710%, 10/31/04 ++                                          500,000          508,125
                                                                           --------------
                                                                                5,110,875
                                                                           --------------
HEALTHCARE FACILITIES/SUPPLIES--5.1%
  Ardent Health Services, Inc.,
    Global Senior Subordinated Notes
    (Callable 8/15/08 @ $105.00)
    10.000%, 08/15/13                                            800,000          880,000
  Cellu Tissue Holdings,
    Rule 144A, Secured Notes
    (Callable 3/15/07 @ $107.31)
    9.750%, 03/15/10 ++                                          750,000          729,375
  Concentra Operating Corp.,
    Global Company Guaranteed Notes
    (Callable 08/15/07 @ $104.75)
    9.500%, 08/15/10                                           1,000,000        1,115,000
  Extendicare Health Services Incorporated,
    Rule 144A, Senior Subordinated Notes
    (Callable 5/01/09 @ $103.44)
    6.875%, 05/01/14 ++                                        1,000,000          977,500
  Fisher Scientific International, Inc.,
    Global Senior Subordinated Notes
    (Callable 05/01/07 @ $104.06)
    8.125%, 05/01/12                                             885,000          964,650

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
HEALTHCARE FACILITIESS/SUPPLIES
  Magellan Health Services, Inc.,
    Series A, Senior Notes
    (Callable 11/15/05 @ $104.69)
    9.375%, 11/15/08                                      $      717,276   $      779,141
  Medquest, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 08/15/07 @ $105.94)
    11.875%, 08/15/12 !                                        1,000,000        1,140,000
  Select Medical Corp., Global
    Senior Subordinated Notes
    (Callable 08/01/08 @ $103.75)
    7.500%, 08/01/13                                             900,000          956,250
  Senior Housing Properties Trust,
    Senior Notes
    8.625%, 01/15/12                                             800,000          900,000
  Triad Hospitals, Inc., Senior Notes
    (Callable 5/15/08 @ $103.50)
    7.000%, 05/15/12                                           1,800,000        1,800,000
  Triad Hospitals, Inc.,
    Senior Subordinated Notes
    (Callable 11/15/08 @ $103.50)
    7.000%, 11/15/13                                           1,000,000          972,500
  Universal Hospital Services, Inc.,
    Rule 144A, Senior Notes
    (Callable 11/01/07 @ $105.06)
    10.125%, 11/01/11 ++                                         750,000          802,500
                                                                           --------------
                                                                               12,016,916
                                                                           --------------
HOME BUILDERS--2.1%
  KB Home, Senior Subordinated Notes
    8.625%, 12/15/08 !                                           650,000          713,375
  KB Home, Senior Subordinated Notes
    (Callable 02/15/06 @ $104.75)
    9.500%, 02/15/11 !                                         1,000,000        1,122,500
  Toll Corp., Senior Subordinated Notes
    (Callable 12/01/06 @ $104.12)
    8.250%, 12/01/11 !                                           700,000          777,000
  WCI Communities, Inc.,
    Global Company Guaranteed Notes
    (Callable 05/01/07 @ $104.56)
    9.125%, 05/01/12                                           1,000,000        1,095,000
  William Lyon Homes, Inc.,
    Company Guaranteed Notes
    (Callable 04/01/08 @ $105.38)
    10.750%, 04/01/13                                          1,000,000        1,155,000
                                                                           --------------
                                                                                4,862,875
                                                                           --------------
INDUSTRIAL--1.9%
  Actuant Corp.,
    Company Guaranteed Notes
    (Callable 05/01/07 @ $102.17)
    13.000%, 05/01/09                                          1,868,000        2,400,380
  Amsted Industries, Inc.,
    Rule 144A, Senior Notes
    (Callable 10/15/07 @ $105.12)
    10.250%, 10/15/11 ++                                       1,000,000        1,135,000
  GSI Group, Inc.,
    Company Guaranteed Notes
    (Callable 11/01/04 @ $101.73)
    10.250%, 11/01/07 !                                        1,100,000          885,500
  International Utility Structures, Inc.,
    Yankee Senior Subordinated Notes
    (Callable 02/01/05 @ $101.79)
    10.750%, 02/01/08 ~                                        1,020,500          188,793
                                                                           --------------
                                                                                4,609,673
                                                                           --------------
INTERNET SERVICE PROVIDER/DATA--0.4%
  Xerox Corp., Senior Notes
    (Callable 06/15/08 @ $103.81)
    7.625%, 06/15/13 !                                    $    1,000,000   $    1,025,000
                                                                           --------------
LEISURE--4.5%
  AMC Entertainment, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 3/01/09 @ 104.00)
    8.000%, 03/01/14 ++                                        4,550,000        4,481,750
  Bluegreen Corp., Series B,
    Company Guaranteed Notes
    (Callable 04/01/05 @ $101.75)
    10.500%, 04/01/08                                          1,150,000        1,173,000
  Booth Creek Ski Holdings, Inc.,
    Series B, Company Guaranteed Notes
    (Callable 03/15/05 @ $100.00)
    12.500%, 03/15/07                                          1,300,000        1,319,500
  Cinemark Incorporated, Rule 144A,
    Senior Discount Notes
    (Callable 3/15/09 @ $104.88)
    0.000%, 03/15/09 ++ +                                      1,150,000          725,937
  Icon Health & Fitness, Inc.,
    Global Company Guaranteed Notes
    (Callable 04/01/07 @ $105.62)
    11.250%, 04/01/12                                          1,000,000        1,130,000
  Regal Cinemas, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 02/01/07 @ $104.69)
    9.375%, 02/01/12                                           1,100,000        1,309,000
  Six Flags, Inc., Rule 144A, Senior Notes
    (Callable 06/01/09 @ $104.81)
    9.625%, 06/01/14 ++                                          550,000          578,875
                                                                           --------------
                                                                               10,718,062
                                                                           --------------
LOADGING--1.8%
  Extended Stay America, Inc.,
    Senior Subordinated Notes
    (Callable 03/15/05 @ $101.53)
    9.150%, 03/15/08                                           2,750,000        2,860,000
  Host Marriott LP, Global Senior Notes
    (Callable 11/1/08 @ 103.56)
    7.125%, 11/01/13 !                                           400,000          408,000
  John Q. Hammons Hotels, Series B,
    Global Notes, First Mortgage
    (Callable 05/15/07 @ $104.44)
    8.875%, 05/15/12 !                                           890,000          983,450
                                                                           --------------
                                                                                4,251,450
                                                                           --------------
METALS & MINING--1.5%
  AK Steel Corp., Global
    Company Guaranteed Notes
    (Callable 06/15/07 @ $103.88)
    7.750%, 06/15/12 !                                         1,300,000        1,176,500
  Metallurg, Inc., Series B,
    Company Guaranteed Notes
    (Callable 12/1/05 @ $100.00)
    11.000%, 12/01/07                                            700,000          371,000
  UCAR Finance, Inc.,
    Global Company Guaranteed Notes
    (Callable 02/15/07 @ $105.12)
    10.250%, 02/15/12 !                                        1,000,000        1,147,500
  WCI Steel, Inc., Series B,
    Senior Secured Notes
    10.000%, 12/01/04 ~                                          750,000          363,750

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
METALS & MINING
  Wise Metals Group LLC,
    Rule 144A, Secured Notes
    (Callable 5/15/08 @ $105.13)
    10.250%, 05/15/12 ++                                  $      500,000   $      500,000
                                                                           --------------
                                                                                3,558,750
                                                                           --------------
OIL EQUIPMENT--0.4%
  Grey Wolf, Inc., Senior Notes
    (Callable 07/01/04 @ $101.48)
    8.875%, 07/01/07                                             510,000          525,086
  Grey Wolf, Inc., Series C,
    Company Guaranteed Notes
    (Callable 07/01/04 @ $101.48)
    8.875%, 07/01/07                                             344,000          354,175
                                                                           --------------
                                                                                  879,261
                                                                           --------------
PAPER & FOREST PRODUCTS--3.7%
  Appleton Papers, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 12/15/05 @ $106.25)
    12.500%, 12/15/08                                          1,250,000        1,412,500
  Box USA Holdings,
    Series B, Senior Notes
    (Callable 06/01/04 @ $100.00)
    12.000%, 06/01/06                                          1,250,000        1,271,875
  Caraustar Industries, Inc.,
    Global Company Guaranteed Notes
    (Callable 04/01/06 @ $105.25)
    9.875%, 04/01/11 !                                         1,000,000        1,025,000
  Georgia-Pacific Corp.,
    Global Company Guaranteed Notes
    (Callable 02/01/08 @ $104.69)
    9.375%, 02/01/13                                           1,300,000        1,517,750
  Georgia-Pacific Corp.,
    Rule 144A, Senior Notes
    8.000%, 01/15/24 ++                                          750,000          791,250
  Graphic Packaging Inernational, Corp.,
    Global Senior Subordinated Notes
    (Callable 8/15/08 @ 104.75)
    9.500%, 08/15/13 !                                           600,000          678,000
  Newark Group, Inc., Rule 144A,
    Senior Subordianted Notes
    (Callable 3/15/09 @ $104.88)
    9.750%, 03/15/14 ++                                        2,000,000        1,970,000
                                                                           --------------
                                                                                8,666,375
                                                                           --------------
PHARMACEUTICALS--0.3%
  aaiPharma, Inc.,
    Global Company Guaranteed Notes
    (Callable 04/01/06 @ $105.50)
    11.000%, 04/01/10 !                                          700,000          633,500
                                                                           --------------
PUBLISHING--5.2%
  Dex Media, Inc., Rule 144A,
    (Callable 11/15/08 @ $104.00)
    8.000%, 11/15/13 ++ !                                        400,000          390,000
  Dex Media, Inc.,
    Rule 144A, Discount Notes
    (Callable 11/15/08 @ $104.50)
    0.000%, 11/15/13 ++ + !                                      500,000          307,500
  Dex Media, Inc., Rule 144A,
    Discount Notes
    (Callable 11/15/08 @ 104.50)
    0.000%, 11/15/13 ++ +                                      1,500,000          922,500
  Haights Cross Operating Co.,
    Global Company Guaranteed Notes
    (Callable 8/15/08 @ $105.88)
    11.750%, 08/15/11                                     $    1,200,000   $    1,332,000
  Houghton Mifflin Co.,
    Global Senior Notes
    (Callable 02/01/07 @ $104.12)
    8.250%, 02/01/11                                             350,000          355,250
  Houghton Mifflin Co., Rule 144A,
    Senior Discount Notes
    (Callable 10/15/08 @ $105.75)
    0.000%, 10/15/13 ++ + !                                    1,000,000          495,000
  Liberty Group Operating, Inc.,
    Company Guaranteed Notes
    (Callable 02/01/05 @ $101.56)
    9.375%, 02/01/08                                           2,700,000        2,733,750
  Liberty Group Publishing, Inc.,
    Debentures
    (Callable 02/01/05 @ $101.94)
    11.625%, 02/01/09 #                                        1,774,000        1,782,870
  Morris Publishing Group, LLC,
    Rule 144A, Senior Subordinated Notes
    (Callable 08/01/08 @ $103.50)
    7.000%, 08/01/13 ++                                          500,000          505,000
  Phoenix Color Corp.,
    Company Guaranteed Notes
    (Callable 02/01/05 @ $103.46)
    10.375%, 02/01/09                                          2,222,000        2,033,130
  Primedia, Inc., Rule 144A, Senior Notes
    (Callable 05/15/08 @ $104.00)
    8.000%, 05/15/13 ++                                          500,000          496,250
  Sheridan Acquisition Corp.,
    Rule 144A, Secured Notes
    (Callable 08/15/07 @ $105.12)
    10.250%, 08/15/11 ++                                       1,000,000        1,076,250
                                                                           --------------
                                                                               12,429,500
                                                                           --------------
REAL ESTATE--0.2%
  Corrections Corporation of Amercia,
    Rule 144A, Senior Notes
    (Callable 05/01/07 @ $103.75)
    7.500%, 05/01/11 ++                                          500,000          526,250
                                                                           --------------
RESTAURANTS--3.2%
  American Restaurant Group, Inc.,
    Series D, Company Guaranteed Notes
    (Callable 11/01/04 @ $105.75)
    11.500%, 11/01/06                                          1,229,000          559,195
  Buffets, Inc., Global Senior
    Subordinated Notes
    (Callable 07/15/06 @ $105.62)
    11.250%, 07/15/10                                            850,000          937,125
  CKE Restaurants, Inc.,
    Company Guaranteed Notes
    (Callable 05/01/04 @ $104.56)
    9.125%, 05/01/09                                             967,500        1,013,456
  Denny's Corp., Senior Notes
    (Callable 01/15/05 @ $101.88)
    11.250%, 01/15/08 !                                        1,750,000        1,680,000
  El Pollo Loco, Inc.,
    Rule 144A, Secured Notes
    (Callable 12/15/06 @ $104.62)
    9.250%, 12/15/09 ++                                          750,000          768,750
  Mortons Restaurant Group, Inc.,
    Global Secured Notes
    (Callable 7/1/07 @ $105.30)
    7.500%, 07/01/10                                           1,000,000          955,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
RESTAURANTS
  O'Charley's, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 11/01/08 @ $104.50)
    9.000%, 11/01/13 ++                                   $    1,000,000   $    1,048,750
  Ramacorp Inc
    10.500%, 12/31/08                                            971,088          636,063
                                                                           --------------
                                                                                7,598,339
                                                                           --------------
RETAIL - FOOD & DRUG--2.0%
  Great Atlantic & Pacific Tea Co., Inc.,
    Senior Notes
    (Callable 12/15/06 @ $104.56)
    9.125%, 12/15/11 !                                         1,250,000        1,090,625
  Herbalife International, Inc.,
    Global Company Guaranteed Notes
    (Callable 07/15/06 @ $105.88)
    11.750%, 07/15/10                                          1,000,000        1,160,000
  Nutritional Sourcing Corp., Notes
    (Callable 06/05/04 @ $102.00)
    10.125%, 08/01/09                                            500,000          320,000
  Pathmark Stores, Inc.,
    Global Company Guaranteed Notes
    (Callable 02/01/07 @ $104.38)
    8.750%, 02/01/12 !                                         1,000,000        1,055,000
  Stater Brothers Holdings, Inc.,
    Senior Notes
    (Callable 08/15/04 @ $102.69)
    10.750%, 08/15/06                                            750,000          789,375
  Winn-Dixie Stores, Inc.,
    Company Guaranteed Notes
    (Callable 04/01/05 @ $104.44)
    8.875%, 04/01/08 !                                           450,000          411,750
                                                                           --------------
                                                                                4,826,750
                                                                           --------------
RETAIL STORES--3.9%
  Asbury Automotive Group Inc.,
    Global Company Guaranteed Notes
    (Callable 6/15/07 @ $104.50)
    9.000%, 06/15/12                                             700,000          731,500
  Big 5 Corp., Series B, Senior Notes
    (Callable 11/15/04 @ $101.83)
    10.875%, 11/15/07                                          1,125,000        1,170,000
  J. Crew Operating Corp.,
    Senior Subordinated Notes
    (Callable 10/15/04 @ $101.73)
    10.375%, 10/15/07 !                                        2,000,000        2,012,500
  Leslie's Poolmart, Inc.,
    Series B, Senior Notes
    (Callable 07/15/05 @ $102.59)
    10.375%, 07/15/08                                          1,200,000        1,204,500
  Michaels Stores, Inc., Senior Notes
    (Callable 07/01/05 @ $104.62)
    9.250%, 07/01/09                                             900,000          993,375
  Office Depot, Inc., Global Senior
    Subordinated Notes
    10.000%, 07/15/08 !                                        1,000,000        1,185,000
  Pep Boys - Manny, Moe & Jack,
    Series MTNB, Notes
    6.920%, 07/07/06 !                                         1,150,000        1,196,000
  United Auto Group, Inc.,
    Global Company Guaranteed Notes
    (Callable 03/15/07 @ $104.81)
    9.625%, 03/15/12 !                                           750,000          841,875
                                                                           --------------
                                                                                9,334,750
                                                                           --------------
SATELLITE--2.1%
  PanAmSat Corp., Global
    Company Guaranteed Notes
    (Callable 02/01/07 @ $104.25)
    8.500%, 02/01/12 !                                    $      500,000   $      567,500
  Pegasus Communications Corp.,
    Series B, Senior Notes
    9.625%, 10/15/05                                           4,850,000        3,589,000
  Pegasus Communications Corp.,
    Series B, Senior Notes
    (Callable 12/01/04 @ $101.63)
    9.750%, 12/01/06 !                                         1,250,000          881,250
                                                                           --------------
                                                                                5,037,750
                                                                           --------------
SECONDARY OIL & GAS PRODUCERS--4.1%
  Belden & Blake Corp., Series B,
    Company Guaranteed Notes
    (Callable 06/15/04 @ $101.65)
    9.875%, 06/15/07 !                                         1,000,000        1,002,500
  Chesapeake Energy Corp., Senior Notes
    (Callable 01/15/09 @ $103.44)
    6.875%, 01/15/16                                           1,973,000        2,012,460
  Continental Global Group, Inc.,
    Series B, Senior Notes
    (Callable 04/01/05 @ $100.00)
    11.000%, 04/01/07                                          2,000,000          410,000
  Continental Resources, Inc.,
    Company Guaranteed Notes
    (Callable 08/01/04 @ $103.42)
    10.250%, 08/01/08                                          1,200,000        1,245,000
  Magnum Hunter Resources, Inc.,
    Global Company Guaranteed Notes
    (Callable 03/15/07 @ $104.80)
    9.600%, 03/15/12                                             650,000          724,750
  Swift Energy Co., Senior
    Subordinated Notes
    (Callable 08/01/04 @ $105.12)
    10.250%, 08/01/09                                          2,000,000        2,130,000
  Wiser Oil Co., Company
    Guaranteed Notes
    (Callable 05/15/04 @ $101.58)
    9.500%, 05/15/07                                           2,297,000        2,302,742
                                                                           --------------
                                                                                9,827,452
                                                                           --------------
SERVICES--7.0%
  Advanstar Communications, Inc,
    Global Secured Note
    (Callable 2/15/08 @ $105.38)
    10.750%, 08/15/10                                          1,500,000        1,646,250
  American Color Graphics, Global Notes
    (Callable 06/15/07 @ $105.00)
    10.000%, 06/15/10 !                                        1,200,000        1,038,000
  Diamond Triumph Auto Glass, Inc.,
    Company Guaranteed Notes
    (Callable 04/01/05 @ $101.54)
    9.250%, 04/01/08                                             400,000          378,500
  Equinox Holdings, Inc.,
    Rule 144A, Senior Notes
    (Callable 12/15/06 @ $104.50)
    9.000%, 12/15/09++ !                                         450,000          468,000
  IESI Corp., Global Company
    Guaranteed Notes
    (Callable 06/15/07 @ $105.12)
    10.250%, 06/15/12                                          1,500,000        1,661,250

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
SERVICES
  Iron Mountain, Inc.,
    Company Guaranteed Notes
    (Callable 04/01/06 @ $104.31)
    8.625%, 04/01/13                                      $    1,000,000   $    1,075,000
  La Petite Academy, Inc., Series B,
    Company Guaranteed Notes
    (Callable 05/15/04 @ $103.33)
    10.000%, 05/15/08                                          1,650,000        1,262,250
  Muzak LLC/Muzak Finance Corp.,
    Company Guaranteed Notes
    (Callable 03/15/05 @ $103.29)
    9.875%, 03/15/09 !                                           450,000          434,250
  Muzak LLC/Muzak Finance Corp.,
    Global Senior Notes
    (Callable 02/15/06 @ $105.00)
    10.000%, 02/15/09                                          1,000,000        1,030,000
  Nebraska Book Company, Inc.,
    Rule 144A, Senior Subordinated Notes
    (Callable 3/15/08 @ 104.31)
    8.625%, 03/15/12 ++                                          500,000          506,250
  Neff Corp., Company Guaranteed Notes
    (Callable 06/01/04 @ $103.42)
    10.250%, 06/01/08                                          2,000,000        1,410,000
  Rent-A-Center, Inc., Series B,
    Global Company Guaranteed Notes
    (Callable 05/01/06 @ $103.75)
    7.500%, 05/01/10 !                                           500,000          522,500
  Salton, Inc., Global Senior
    Subordinated Notes
    (Callable 04/15/05 @ $106.12)
    12.250%, 04/15/08 !                                        1,500,000        1,357,500
  Standard Parking Corp.,
    Company Guaranteed Notes
    (Callable 03/15/05 @ $101.54)
    9.250%, 03/15/08                                             700,000          248,500
  United Rentals North America
    Incorporated, Global Senior
    Subordinated Notes
    (Callable 11/15/08 @ $103.88)
    7.750%, 11/15/13 !                                         2,000,000        1,940,000
  United Rentals
    North America, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 02/15/09 @ $103.50)
    7.000%, 02/15/14 ++ !                                      1,000,000          935,000
  Wesco Distribution, Inc.,
    Global Company Guaranteed Notes
    (Callable 06/01/04 @ $103.04)
    9.125%, 06/01/08                                             550,000          566,500
                                                                           --------------
                                                                               16,479,750
                                                                           --------------
TECHNOLOGY--1.5%
  AMI Semiconductor, Inc.,
    Global Company Guaranteed Notes
    (Callable 02/01/08 @ $105.37)
    10.750%, 02/01/13                                            260,000          306,150
  DigitalNet Holdings, Inc.,
    Global Senior Notes
    (Callable 01/15/07 @ $104.50)
    9.000%, 07/15/10                                             487,000          525,960
  Lucent Technologies, Inc., Notes
    7.250%, 07/15/06 !                                         1,000,000        1,043,750
  Lucent Technologies, Inc., Notes
    5.500%, 11/15/08 !                                           800,000          764,000
  Viasystems, Inc., Rule 144A,
    Senior Subordinated Notes
    (Callable 01/15/08 @ $105.25)
    10.500%, 01/15/11 ++                                  $      750,000   $      825,000
                                                                           --------------
                                                                                3,464,860
                                                                           --------------
TEXTILE/APPAREL/SHOE MANUFACTURING--1.9%
  BGF Industries, Inc., Series B,
    Senior Subordinated Notes
    (Callable 1/15/05 @ $103.50)
    10.250%, 01/15/09                                          2,797,000        2,405,420
  Invista, Rule 144A, Notes
    (Callable 5/1/08 @ $104.63)
    9.250%, 05/01/12 ++                                          500,000          502,500
  Levi Strauss & Co., Global Senior Notes
    (Callable 01/15/05 @ $105.81)
    11.625%, 01/15/08 !                                          550,000          503,250
  Levi Strauss & Co., Global Senior Notes
    (Callable 12/15/07 @ $106.12)
    12.250%, 12/15/12                                          1,200,000        1,080,000
                                                                           --------------
                                                                                4,491,170
                                                                           --------------
TOWER--0.7%
  American Towers, Inc., Rule 144A,
    Company Guaranteed Notes
    (Callable 12/01/07 @ $103.62)
    7.250%, 12/01/11 ++                                        1,000,000        1,027,500
  SBA Telecommunications/SBA
    Communications Corp., Rule 144A,
    Senior Discount Notes
    (Callable 12/15/07 @ $104.88)
    (0.000)%, 12/15/11 ++ +                                      850,000          633,250
                                                                           --------------
                                                                                1,660,750
                                                                           --------------
TRANSPORTATION--0.5%
  Atlantic Express Transportation
    Corporation, UNIT
    (Callable 4/15/06 @ $106.00)
    12.000%, 04/15/08                                          1,200,000        1,219,500
                                                                           --------------
UTILITIES--7.0%
  AES Corp., Rule 144A, Secured Notes
    (Callable 05/15/08 @ $104.50)
    9.000%, 05/15/15 ++                                        1,100,000        1,204,500
  Aquila, Inc., Senior Notes
    7.625%, 11/15/09 !                                         1,100,000        1,072,500
  Calpine Corp., Rule 144A,
    Secured Notes
    (Callable 07/15/08 @ $104.38)
    8.750%, 07/15/13 ++ !                                      2,500,000        2,225,000
  Calpine Corp., Senior Notes
    8.500%, 02/15/11 !                                         1,000,000          705,000
  Calpine Generating Co.,
    Rule 144A, Secured Notes
    (Callable 4/1/08 @ $103.50)
    7.000%, 04/01/10 ++ #                                      2,500,000        2,350,000
  CMS Energy Corp.,
    Rule 144A, Senior Notes
    7.750%, 08/01/10 ++                                        1,000,000        1,015,000
  CMS Energy Corp., Senior Notes
    8.900%, 07/15/08                                           1,000,000        1,065,000
  Cogentrix Energy, Inc., Series B,
    Company Guaranteed Notes
    8.750%, 10/15/08                                           1,100,000        1,163,250
  Edison Mission Energy, Senior Notes
    7.730%, 06/15/09 !                                         1,300,000        1,235,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
UTILITIES
  El Paso Natural Gas, Series A,
    Global Senior Notes
    (Callable 08/01/07 @ $103.81)
    7.625%, 08/01/10                                      $    1,000,000   $    1,035,000
  Midwest Generation LLC,
    Rule 144A, Secured Notes
    (Callable 05/01/09 @ $104.38)
    8.750%, 05/01/34 ++                                        1,000,000        1,000,000
  Mirant Corp., Rule 144A, Senior Notes
    7.400%, 07/15/04 ++ ~ !                                    1,100,000          649,000
  PG&E Corp., Rule 144A, Secured Notes
    (Callable 07/15/06 @ $103.44)
    6.875%, 07/15/08 ++                                          850,000          909,500
  Sierra Pacific Resources,
    Rule 144A, Senior Notes
    (Callable 3/15/09 @ $104.31)
    8.625%, 03/15/14 ++                                          500,000          507,500
  TNP Enterprises, Inc., Series B,
    Senior Subordinated Notes
    (Callable 04/01/05 @ $105.12)
    10.250%, 04/01/10 !                                          350,000          384,125
                                                                           --------------
                                                                               16,520,375
                                                                           --------------
WIRELESS--7.0%
  Alamosa Delaware, Inc.,
    Rule 144A, Senior Notes
    (Callable 01/31/08 @ 104.25)
    8.500%, 01/31/12 ++                                        1,250,000        1,215,625
  Alamosa Holdings, Inc.,
    Company Guaranteed Notes
    (Callable 02/15/05 @ $106.44)
    0.000%, 02/15/10 +                                         1,300,000        1,038,375
  American Cellular Corp., Series B,
    Global Senior Notes
    (Callable 08/01/07 @ $105.00)
    10.000%, 08/01/11 !                                        1,000,000          970,000
  Centennial Communications Corp.,
    Global Company Guaranteed Notes
    (Callable 06/15/08 @ $105.06)
    10.125%, 06/15/13                                            650,000          672,750
  Centennial Communications Corp.,
    Rule 144A, Senior Notes
    (Callable 02/01/09 @ $104.06)
    8.125%, 02/01/14 ++ !                                      1,950,000        1,813,500
  Dobson Communications Corp.,
    Global Senior Notes
    (Callable 10/01/08 @ $104.44)
    8.875%, 10/01/13 !                                         1,000,000          787,500
  Nextel Communications, Inc.,
    Global Senior Notes
    (Callable 02/01/06 @ $104.75)
    9.500%, 02/01/11 !                                         1,045,000        1,193,912
  Nextel Communications, Inc.,
    Senior Notes
    (Callable 08/01/08 @ $103.69)
    7.375%, 08/01/15 !                                           250,000          260,938
  Nextel Partners, Inc.,
    Global Senior Notes
    (Callable 07/01/07 @ $104.06)
    8.125%, 07/01/11 !                                         1,100,000        1,122,000
  Nextel Partners, Inc., Senior Notes
    (Callable 03/15/05 @ $105.50)
    11.000%, 03/15/10                                            750,000          851,250
  Rural Cellular Corp., Global Senior
    Subordinated Notes
    (Callable 01/15/06 @ $104.88)
    9.750%, 01/15/10 !                                    $      500,000   $      470,000
  Triton PCS, Inc., Global
    Company Guaranteed Notes
    (Callable 06/01/08 @ $104.25)
    8.500%, 06/01/13 !                                         3,000,000        3,135,000
  Ubiquitel Operating Co.,
    Rule 144A, Senior Notes
    (Callable 3/1/07 @ 107.41)
    9.875%, 03/01/11 ++                                        1,000,000        1,005,000
  Ubiquitel Operating Co.,
    Company Guaranteed Notes
    (Callable 04/15/05 @ $107.00)
    0.000%, 04/15/10 + !                                       1,000,000          985,000
  Western Wireless Corp.,
    Global Senior Notes
    (Callable 07/15/08 @ $104.62)
    9.250%, 07/15/13                                           1,000,000        1,032,500
                                                                           --------------
                                                                               16,553,350
                                                                           --------------
TOTAL U.S. CORPORATE BONDS
  (COST $322,524,947)                                                         320,499,322
                                                                           --------------
FOREIGN CORPORATE BONDS--8.8%
BROADBAND--0.4%
  Call-Net Enterprises, Inc., Yankee
    Company Guaranteed Notes
    (Callable 01/01/06 @ $105.31)
    (Canada) 10.625%, 12/31/08                                 1,000,000        1,027,500
                                                                           --------------
CABLE--0.4%
  Telenet Group Holding NV,
    Rule 144A, Senior Notes
    (Callable 12/15/08 @ $105.75)
    (Belgium) (0.000)%, 06/15/14 ++ +                          1,350,000          830,250
                                                                           --------------
CHEMICALS--1.3%
  Acetex Corp., Global Senior Notes
    (Callable 08/01/05 @ $105.44)
    (Canada) 10.875%, 08/01/09                                 1,000,000        1,105,000
  Avecia Group PLC, Global
    Company Guaranteed Notes
    (Callable 07/01/04 @ $105.50)
    (United Kingdom)
    11.000%, 07/01/09 !                                        2,535,000        2,028,000
                                                                           --------------
                                                                                3,133,000
                                                                           --------------
CONSUMER PRODUCTS/TOBACCO--0.5%
  Hockey Co. & Sports Maska, Inc.,
    Global Notes
    (Callable 04/15/06 @ $105.62)
    (Canada) 11.250%, 04/15/09                                 1,000,000        1,195,000
                                                                           --------------
CONTAINERS--0.6%
  Crown European Holdings SA,
    Global Secured Notes
    (Callable 03/01/07 @ $104.75)
    (France) 9.500%, 03/01/11                                  1,250,000        1,407,812
                                                                           --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING--0.1%
  Premier International Foods,
    Yankee Senior Notes
    (Callable 09/01/04 @ $106.00)
    (United Kingdom)
    12.000%, 09/01/09                                            250,000          271,250
                                                                           --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
GAMING--0.4
  Kerzner International, Ltd., Global
    Company Guaranteed Notes
    (Callable 08/15/06 @ $104.44)
    (Bahamas) 8.875%, 08/15/11                            $      750,000   $      836,250
                                                                           --------------
INDUSTRIAL--0.5%
  Gerdau Ameristeel Corp.,
    Global Senior Notes
    (Callable 7/15/07 @ $105.38)
    (Canada) 10.375%, 07/15/11 !                               1,000,000        1,130,000
                                                                           --------------
LEISURE--0.4%
  Bombardier Recreational Products,
    Rule 144A, Senior
    Subordinated Notes
    (Callable 12/15/08 @ $104.19)
    (Canada) 8.375%, 12/15/13                                    800,000          796,000
  Intrawest Corp., Global
    Company Guaranteed Notes
    (Callable 02/01/05 @ $105.25)
    (Canada) 10.500%, 02/01/10                                   200,000          219,500
                                                                           --------------
                                                                                1,015,500
                                                                           --------------
METALS & MINING--0.4%
  Ispat Inland ULC,
    Rule 144A, Secured Notes
    (Callable 4/1/09 @ $104.87)
    (Canada) 9.750%, 04/01/14 ++                               1,000,000        1,025,000
                                                                           --------------
PAPER & FOREST PRODUCTS--1.3%
  JSG Funding PLC, Global Senior Notes
    (Callable 10/01/07 @ $104.81)
    (Ireland) 9.625%, 10/01/12                                   750,000          847,500
  Riverside Forest Products, Ltd.,
    Rule 144A, Senior Notes
    (Callable 3/1/09 @ $103.94)
    (Canada) 7.875%, 03/01/14 ++ !                             1,000,000        1,037,500
  Tembec Industries, Inc., Yankee
    Company Guaranteed Notes
    (Callable 06/30/04 @ $104.31)
    (Canada) 8.625%, 06/30/09 !                                1,200,000        1,230,000
                                                                           --------------
                                                                                3,115,000
                                                                           --------------
SECURITIES & ASSET MANAGEMENT--0.8%
  New Asat Finance, Ltd.,
    Rule 144A, Senior Notes
    (Callable 02/01/08 @ $104.62)
    (Cayman Island)
    9.250%, 02/01/11 ++                                        1,700,000        1,802,000
                                                                           --------------
TRANSPORTATION--0.8%
  Sea Containers, Ltd.,
    Series B, Yankee Senior Notes
    (Callable 02/15/05 @ $100.00)
    (Bermuda) 7.875%, 02/15/08                                   445,000          433,875
  Ship Finance International, Ltd.,
    Rule 144A, Senior Notes
    (Callable 12/15/08 @ $104.25)
    (Bermuda) 8.500%, 12/15/13 ++                              1,500,000        1,455,000
                                                                           --------------
                                                                                1,888,875
                                                                           --------------
WIRELESS--0.9%
  Millicom International Cellular SA,
    Rule 144A, Senior Notes
    (Callable 12/01/08 @ $105.00)
    (Luxembourg)
    10.000%, 12/01/13 ++                                         750,000          772,500
  Polska Telefonica Cyfrowa International
    Finance II SA, Yankee Company
    Guaranteed Notes
    (Callable 12/01/04 @ $105.62)
    (Luxembourg)
    11.250%, 12/01/09                                     $    1,250,000   $    1,350,000
                                                                           --------------
                                                                                2,122,500
                                                                           --------------
TOTAL FOREIGN CORPORATE BONDS
  (COST $20,187,438)                                                           20,799,937
                                                                           --------------

                                                              SHARES
                                                          --------------
COMMON STOCKS--1.0%
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--0.0%
  Cambridge Industries
    Liquidating Trust *                                          774,557            7,746
                                                                           --------------
DIVERSIFIED TELECOMMUNICATIONS--0.2%
  UnitedGlobalcom, Inc., Class A *                                10,326           77,239
  Versatel Telecom
    International NV *                                           233,772          501,619
                                                                           --------------
                                                                                  578,858
                                                                           --------------
HEALTHCARE FACILITIES/SUPPLIES-0.4%
  Magellan Health Services, Inc. *                                26,933          865,360
                                                                           --------------
RETAIL - FOOD & DRUG--0.0%
  Archibald Candy Corp. * ^                                        1,291           32,275
                                                                           --------------
SECONDARY OIL & GAS PRODUCERS--0.2%
  Southwest Royalties, Inc. * ^                                   15,324          536,340
                                                                           --------------
WIRELESS--0.2%
  Dobson Communications Corp.,
    Class A *                                                     99,764          357,155
                                                                           --------------
TOTAL COMMON STOCKS
  (COST $2,904,747)                                                             2,377,734
                                                                           --------------
PREFERRED STOCK--0.1%
WIRELESS--0.1%
  Dobson Communications Corp.,
    Rule 144A ++ (Cost $265,050)                                   1,550          185,323
                                                                           --------------
WARRANTS--0.0%
BROADBAND--0.0%
  GT Group Telecom, Inc., Rule 144A,
    expires 02/01/10 * ++                                          6,750            5,062
  Ono Finance PLC,
    Subordinated Debentures,
    expires 05/31/09 *                                             5,980               60
                                                                           --------------
                                                                                    5,122
                                                                           --------------
DIVERSIFIED TELECOMMUNICATIONS--0.0%
  Versatel TelecomInternational NV
    strike $2.81
    expires 05/15/2008 *                                           3,000               30
                                                                           --------------
FINANCE--0.0%
  Asat Finance LLC, Rule 144A
    strike $18.60
    expires 11/01/06 * ++                                          5,000            8,125
                                                                           --------------
GAMING--0.0%
  Windsor Woodmont Black Hawk
    strike $0.01
    expires 03/15/10 * ^                                             106                0
                                                                           --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              SHARES           VALUE
                                                          --------------   --------------
RESTAURANTS--0.0%
  New World Restaurant Group, Inc.,
    expires 06/20/06 *                                               336   $            4
                                                                           --------------
TECHNOLOGY--0.0%
  Viasystems, Inc.,
    expires 01/31/2010 *                                         204,293                0
                                                                           --------------
TOTAL WARRANTS
  (COST $3,938,144)                                                                13,281
                                                                           --------------
SHORT-TERM INVESTMENTS--12.7%
  Dreyfus Cash Management, Class A,
    Institutional Shares, !!                                  15,000,000       15,000,000
  Dreyfus Cash Management Plus, Inc.,
    Institutional Shares, !!                                  15,000,000       15,000,000
                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $30,000,000)                                                           30,000,000
                                                                           --------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                          --------------
REPURCHASE AGREEMENTS--27.7%
  Bear Stearns & Co., .80%,
    Dated 04/30/04, due 05/03/04,
    proceeds at maturity $2,040,975,
    (fully collateralized by
    U.S. Treasury Bond, due 08/15/20.
    Market Value of collateral is
    $2,100,883), !!                                       $    2,040,840        2,040,840

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                          --------------   --------------
  Bear Stearns & Co., .93%,
    Dated 04/30/04, due 05/03/04,
    proceeds at maturity $19,277,
    (fully collateralized by
    U.S. Treasury Bond, due 08/15/20.
    Market Value of collateral is
    $20,457), !!                                          $       19,275   $       19,275
  Bear Stearns & Co., .93%,
    Dated 04/30/04, due 05/03/04,
    proceeds at maturity $34,978,
    (fully collateralized by
    U.S. Treasury Strip, due 05/15/17.
    Market Value of collateral is
    $38,077), !!                                                  34,975           34,975
  Bear Stearns & Co., 1.06%,
    Dated 04/30/04, due 05/03/04,
    proceeds at maturity $63,560,637,
    (fully collateralized by
    U.S. Treasury Bond, due 08/15/20,
    U.S. Treasury Strip, due 08/15/20,
    U.S. Treasury Strip, due 02/15/21.
    Market Value of collateral is
    $65,398,512) !!                                           63,555,010       63,555,010
                                                                           --------------
TOTAL REPURCHASE AGREEMENTS
  (COST $65,650,100)                                                           65,650,100
                                                                           --------------
TOTAL INVESTMENTS--185.6%
  (COST $445,470,426)                                                         439,525,697
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(85.6)%                                                      (202,696,314)
                                                                           --------------
NET ASSETS--(100.0%)                                                       $  236,829,383
                                                                           ==============

NOTES:
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to $85,547,250 or 36.12% of net assets.
  + Step Bond--The interest stated is as of April 30, 2004 and will reset at a future date.
  ~  Bond in default.
  *  Non-income producing security.
  ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
  !  Security or portion thereof is out on loan.
 !! Represents security purchased with cash collateral received for securities on loan.
  # Variable rate obligations--The interest rate shown is the rate as of April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 2004 (UNAUDITED)

ASSETS:
   Investments in securities at value, including collateral for
      securities on loan of $95,650,100 (Cost $445,470,426) (Note 1, 7)            $   439,525,697(1)
   Interest receivable                                                                   8,483,067
   Receivable for investments sold                                                       3,131,608
   Prepaid expenses and other assets                                                        75,722
                                                                                   ---------------
        Total Assets                                                                   451,216,094
                                                                                   ---------------

LIABILITIES:
   Due to custodian                                                                        177,676
   Investment advisory fees (Note 2)                                                       287,772
   Administrative fees (Note 2)                                                             25,788
   Loan payable (Note 5)                                                               113,500,000
   Payable upon return of securities loaned (Note 7)                                    95,650,100
   Payable for investments purchased                                                     4,500,000
   Interest payable                                                                        141,058
   Trustees' fees (Note 2)                                                                  13,004
   Other accrued expenses payable                                                           91,313
                                                                                   ---------------
        Total Liabilities                                                              214,386,711
                                                                                   ===============

NET ASSETS
   Applicable to 53,432,461 shares outstanding                                     $   236,829,383
                                                                                   ===============

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value (Note 4)                                        $        53,432
   Paid-in capital (Note 4)                                                            481,646,556
   Distributions in excess of net investment income                                     (3,214,620)
   Accumulated net realized loss on investments                                       (235,711,256)
   Net unrealized depreciation from investments                                         (5,944,729)
                                                                                   ---------------
   Net Assets                                                                      $   236,829,383
                                                                                   ===============
NET ASSET VALUE PER SHARE ($236,829,383 DIVIDED BY 53,432,461)                     $          4.43
                                                                                   ===============
MARKET PRICE PER SHARE                                                             $          4.61
                                                                                   ===============

(1) Including $90,599,899 of securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

INVESTMENT INCOME: (Note 1)
   Interest                                                                        $    17,652,908
   Dividends                                                                                 8,303
   Securities Lending                                                                      108,323
                                                                                   ---------------
        Total investment income                                                         17,769,534
                                                                                   ===============

EXPENSES:
   Investment advisory fees (Note 2)                                                     1,730,147
   Administrative fees (Note 2)                                                             91,463
   Interest and leveraging fees (Note 5)                                                   852,476
   Legal fees                                                                               34,628
   Trustees' fees (Note 2)                                                                  25,439
   Audit fees                                                                               23,582
   Printing fees (Note 2)                                                                   21,779
   Custodian fees                                                                           17,220
   Insurance expense                                                                        12,714
   Registration fees                                                                        12,075
   Transfer agent fees                                                                      10,197
   Miscellaneous expense                                                                     3,588
                                                                                   ---------------
        Total expenses                                                                   2,835,308
                                                                                   ---------------
NET INVESTMENT INCOME                                                                   14,934,226
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                                      1,196,844
   Net change in unrealized appreciation (depreciation) on investments                   4,488,442
                                                                                   ---------------
   Net realized and unrealized gain on investments                                       5,685,286
                                                                                   ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    20,619,512
                                                                                   ===============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                     ENDED
                                                                                    4/30/2004         YEAR ENDED
                                                                                   (UNAUDITED)        10/31/2003
                                                                              ------------------    ---------------
OPERATIONS:
   Net investment income                                                      $       14,934,226    $    28,766,087
   Net realized gain (loss) on investments                                             1,196,844         (7,773,838)
   Net change in unrealized appreciation (depreciation)
      on investments                                                                   4,488,442         52,453,048
                                                                              ------------------    ---------------
   Net increase in net assets resulting from operations                               20,619,512         73,445,297
                                                                              ------------------    ---------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                        (15,662,440)       (31,473,607)
                                                                              ------------------    ---------------
   Net decrease in net assets resulting from dividends                               (15,662,440)       (31,473,607)
                                                                              ------------------    ---------------

CAPITAL SHARE TRANSACTIONS: (Note 4)
   Reinvestment of dividends                                                           2,617,584          6,393,847
                                                                              ------------------    ---------------
   Net increase in net assets from capital share transactions                          2,617,584          6,393,847
                                                                              ------------------    ---------------
   Net increase in net assets                                                          7,574,656         48,365,537

NET ASSETS:
   Beginning of period                                                               229,254,727        180,889,190
                                                                              ------------------    ---------------
   End of period                                                              $      236,829,383    $   229,254,727
                                                                              ==================    ===============
Distributions in excess of net investment income                              $       (3,214,620)   $    (2,486,406)
                                                                              ==================    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest, dividends and securities lending income received                 $    15,869,488
   Operating expenses paid                                                         (2,892,857)
   Purchases of long-term securities                                             (120,692,886)
   Proceeds from sales of long-term securities                                    102,737,150
                                                                              ---------------
Net cash provided by operating activities                                                        $    (4,979,105)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from borrowings                                                         8,000,000
   Cash dividends paid                                                            (13,044,856)
                                                                              ---------------
Net cash used in financing activities                                                                 (5,044,856)
                                                                                                 ---------------
Net decrease in cash                                                                                 (10,023,961)
Cash--beginning of period                                                                              9,846,285
                                                                                                 ---------------
Cash--end of period                                                                              $      (177,676)
                                                                                                 ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS
   FROM OPERATION TO NET CASH USED IN
   OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                             $    20,619,512

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
   OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   Increase in dividends and interest receivable                              $       (56,694)
   Decrease in accrued expenses                                                       (40,757)
   Increase in interest payable                                                         2,890
   Increase in prepaid expenses and other assets                                      (52,307)
   Increase in advisory fees payable                                                   32,625
   Net amortization of discount on investments                                     (1,843,352)
   Purchases of long-term securities                                             (120,692,886)
   Proceeds from sales of long-term securities                                    102,737,150
   Net change in unrealized appreciation on investments                            (4,488,442)
   Net realized gain on investments                                                (1,196,844)
                                                                              ---------------
        Total adjustments                                                                            (25,598,617)
                                                                                                 ---------------
Net cash provided by operating activities                                                        $    (4,979,105)
                                                                                                 ===============

NON-CASH ACTIVITY:
   Dividend reinvestments                                                                        $     2,617,584
                                                                                                 ===============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Fund's financial statements.

                                         FOR THE SIX
                                         MONTHS ENDED                                   YEAR ENDED
                                          4/30/2004       ----------------------------------------------------------------------
                                         (UNAUDITED)      10/31/2003    10/31/2002     10/31/2001    10/31/2000      10/31/1999
                                         ------------     -----------   -----------    -----------   -----------     -----------
Net asset value, beginning of period     $       4.34     $      3.53   $      4.49    $      6.16   $      7.98     $      8.36
                                         ------------     -----------   -----------    -----------   -----------     -----------

INCOME FROM INVESTMENT
      OPERATIONS:
Net investment income                            0.28            0.55          0.65(1)        0.84          0.96(1)         0.98
Net realized and unrealized
   gain (loss) on investments                    0.11            0.87         (0.80)         (1.63)        (1.80)          (0.38)
                                         ------------     -----------   -----------    -----------   -----------     -----------
      Total from investment
      operations                                 0.39            1.42         (0.15)         (0.79)        (0.84)           0.60
                                         ------------     -----------   -----------    -----------   -----------     -----------

LESS DIVIDENDS:
   From net investment income                   (0.30)          (0.61)        (0.71)         (0.86)        (0.98)          (0.98)
   Return of capital                               --              --         (0.10)         (0.02)           --              --
                                         ------------     -----------   -----------    -----------   -----------     -----------
      Total dividends to
      shareholders                              (0.30)          (0.61)        (0.81)         (0.88)        (0.98)          (0.98)
Offering costs charged to
   paid-in-capital                                 --              --            --             --            --            0.00(2)
                                         ------------     -----------   -----------    -----------   -----------     -----------
Net asset value, end of period           $       4.43     $      4.34   $      3.53    $      4.49   $      6.16     $      7.98
                                         ============     ===========   ===========    ===========   ===========     ===========
Market value, end of period              $       4.61     $      4.76   $      4.10    $      5.07   $      6.19     $      8.06
                                         ============     ===========   ===========    ===========   ===========     ===========
Total return (market value)(3)                   5.24%          35.07%        (2.15)%        (3.21)%      (12.15)%         (5.71)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (000s omitted)                     $    236,829     $   229,255   $   180,889    $   219,440   $   286,838     $   358,679
   Average debt per share                $       2.08     $      1.81   $      1.99    $      2.49   $      3.47     $      3.18
   Ratio of operating expenses
      to average net assets                      2.41%(4)        2.57%         2.91%          4.29%         4.81%           3.62%
   Ratio of operating expense
      to average net assets,
      excluding interest and
      leveraging expenses                        1.68%(4)        1.73%         1.78%          1.73%         1.61%           1.53%
   Ratio of net investment
      income to average net assets              12.68%(4)       13.85%        15.17%         15.22%        12.90%          11.24%
   Portfolio turnover rate                       4.49%          15.96%        33.22%         46.11%        31.29%          60.23%

(1)  Based on average shares outstanding.
(2)  Amount rounds to less than $0.01.
(3) Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total returns for periods less than one year are not annualized.
(4)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's shares trade on the New York Stock Exchange under the ticker symbol DHY. The Fund's primary objective is to seek high current income. The following is a summary of significant accounting policies consistently followed by the Fund in its operations and in connection with the preparation of its financial statements.

     PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

     Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not reflect an investment's fair value. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is earned on the accrual basis. Dividend income is recorded on the ex-dividend date. Accretion of discount and amortization of premium is recognized using the effective interest method.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends on a monthly basis. Each dividend is recorded on the ex-dividend date. Capital gains, if any, net of capital losses, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

     USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM"). The Advisory Agreement provides for a fee at the annual rate of 1% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage). Under the Advisory Agreement with the Fund, CSAM provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of CSAM. For the six months ended April 30, 2004, investment advisory fees earned were $1,730,147.

     State Street Bank and Trust Company ("SSB") serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                       ANNUAL RATE
         ------------------------                       -----------
         First $5 billion                    0.050% of average daily net assets
         Next $5 billion                     0.035% of average daily net assets
         Over $10 billion                    0.020% of average daily net assets

     For the six months ended April 30, 2004, administrative service fees earned by SSB (including out-of-pocket expenses) were $91,463.

     The Fund pays each Trustee not affiliated with CSAM $1,000 per regular quarterly board meeting attended and an annual retainer fee of $12,500. In addition, the Fund reimburses each Trustee for travel and out-of-pocket expenses relating to his attendance at such meetings.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2004, Merrill was paid $25,634 for its services to the Fund.

3. INVESTMENTS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, during the six months ended April 30, 2004, amounted to $82,272,734 and $15,138,336, respectively.

     In connection with a review of the Fund, CSAM became aware of certain portfolio transactions undertaken on behalf of the Fund with respect to which the Fund paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Fund and, as a result, CSAM paid the amount of the commissions, with interest, to the Fund. The payment amount did not have a material effect on the Fund's net asset value per share.

     At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $445,470,426, $19,290,537, $(25,235,266) and $(5,944,729), respectively.

4. FUND SHARES

     The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                      APRIL 30, 2004 (UNAUDITED)   OCTOBER 31, 2003
                                                      --------------------------   ----------------
Shares issued through reinvestment of dividends                587,635                 1,619,036
                                                               =======                 =========

5. NOTES PAYABLE

     The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, as amended from time to time, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund pays a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.15% of the maximum borrowing limit (currently $150 million). The Fund paid a structuring fee of $19,000 per quarter until July 2003. The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%. At April 30, 2004, the Fund had loans outstanding under the Agreement. During six months ended April 30, 2004, the Fund had borrowings under the Agreement as follows:

        AVERAGE DAILY      WEIGHTED AVERAGE        MAXIMUM DAILY
        LOAN BALANCE        INTEREST RATE        LOAN OUTSTANDING
        ------------        -------------        ----------------
        $ 111,063,187           1.096%             $ 115,000,000

6. CONCENTRATION OF RISK

     The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

     These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

7. SECURITIES LENDING

     The Fund loaned securities during the six months ended April 30, 2004 to certain brokers, with the Fund's custodian acting as lending agent. Upon such loans, the Fund receives collateral, which is maintained by the custodian and earns income, in the form of negotiated lender's fees. On a daily basis, the Fund monitors the market value of securities loaned and maintains collateral against the securities loaned in an amount not less than the value of the securities loaned. The Fund may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of the collateral or the loaned securities. Cash collateral received by the Fund in connection with securities lending activity is invested in repurchase agreements with Bear Stearns & Co. or in the Dreyfus Cash Management Fund and Dreyfus Cash Management Plus, Inc. Fund.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2004 was as follows:

                      MARKET VALUE OF                 VALUE OF
                     SECURITIES LOANED          COLLATERAL RECEIVED
                     -----------------          -------------------
                        $ 90,599,899                $ 95,650,100

8. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN

     Referenced below are policies related to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). These policies apply to shareholders whose shares are registered directly with the Fund in their own name. Shareholders whose shares are purchased through a broker-dealer or nominee should contact such broker-dealer or nominee regarding questions related to the reinvestment of the Fund's dividends.

     Pursuant to the Fund's Plan, unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested by EquiServe as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by EquiServe as the Dividend Disbursing Agent. Such participants may elect not to participate in the Plan and to receive all dividends and capital gain distributions in cash by sending written instructions to EquiServe as the Dividend Disbursing Agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the record date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued. If on the dividend record date the net asset value per share is greater than the market value (such condition being referred to herein as "market-discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend record date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend record date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent in unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, RI 02940-3010, 1-800-730-6001.

LEVERAGE--BENEFITS AND RISKS

     The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, CSAM in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede CSAM in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

SHAREHOLDER MEETING RESULTS

     On February 20, 2004, the Annual Meeting of Shareholders of Credit Suisse High Yield Bond Fund ("the Fund") was held and the following matter was approved:

     (1) To elect one Trustee to the Board of Trustees of the Fund.

     NAME OF TRUSTEE         FOR          WITHHELD
     ---------------         ---          --------
     Lawrence J. Fox      48,611,536       479,083

     In addition to the Trustee elected at the meeting, Enrique R. Arzac and James S. Pasman, Jr. continued as Trustees of the Fund.

PRIVACY POLICY NOTICE

IMPORTANT PRIVACY CHOICES FOR CONSUMERS

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     -   Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

     RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

     / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

     We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

PROXY VOTING

     The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -   By calling 1-800-293-1232

     -   On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

800-293-1232 - www.csam.com/us

                                                                    CSHYF-3-0404

CREDIT SUISSE HIGH YIELD BOND FUND
466 LEXINGTON AVENUE
NEW YORK, NY 10017

TRUSTEES

Enrique R. Arzac

Lawrence J. Fox

James S. Pasman, Jr.

OFFICERS

Joseph D. Gallagher
CHAIRMAN OF THE FUND AND CHIEF EXECUTIVE OFFICER

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER

Hal Liebes
SENIOR VICE PRESIDENT

Michael A. Pignataro
CHIEF FINANCIAL OFFICER, VICE PRESIDENT AND SECRETARY

Robert M. Rizza
TREASURER

INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, NY 10017

ADMINISTRATOR
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, RI 02940-3010

LEGAL COUNSEL
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated January 15, 2004.

ITEM 10. CONTROLS AND PROCEDURES.
(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE HIGH YIELD BOND FUND

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 6, 2004